Revenue and Assets by Geographical Area for Transportation Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenues	$ 489,499	$ 423,688
Property and Equipment (net)	231,352	217,799
Goodwill	139,158	138,312	142,690
Transportation
Segment Reporting Information [Line Items]
Revenues	484,316	418,834
Property and Equipment (net)	231,352	217,799
Goodwill	139,158	138,312
Transportation | United States
Segment Reporting Information [Line Items]
Revenues	409,683	346,109
Property and Equipment (net)	187,218	172,219
Goodwill	99,484	96,124
Transportation | Canada
Segment Reporting Information [Line Items]
Revenues	74,633	72,725
Property and Equipment (net)	44,134	45,580
Goodwill	$ 39,674	$ 42,188